Significant Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Significant Agreements
6.	Significant Agreements

Washington State University (“WSU”) License Agreement

In December 2011, the Company entered into an exclusive license agreement with sublicensing terms with Washington State University Research Fund (“WSURF”), which, after the dissolution of WSURF in 2013, was superseded by an amended and restated exclusive license agreement with sublicensing terms between the Company and Washington State University (“WSU”) in 2015. Under this agreement, the Company has an exclusive license to make, use, sell, and offer for sale a chemical compound that forms the underlying technology of the drug therapies being developed by the Company.

To keep in good standing, the agreement requires the Company to meet certain development milestones and pay an annual maintenance fee. All contractual requirements have been met as of September 30, 2020.

As of September 30, 2020, the Phase 2 clinical trial milestone had been reached and a $50,000 liability to WSU was recorded.

The Company may also be obligated to pay the following if the related milestones are reached:

•	$300,000 – At initiation of the first Phase 3 clinical trial in the United States, European Union or Japan for the first licensed product.
•	$600,000 – Marketing approval in the United States, European Union or Japan for the first licensed product.

Under the terms of the agreement, the Company will pay a royalty in the mid-single digits of net sales, with the first $100,000 of net sales being exempt from royalty payment, and annual minimum royalty payments of $25,000 beginning after the first commercial sale of a licensed product. As of September 30, 2020, the Company had not incurred a royalty obligation under this agreement.

Additionally, the agreement allows the Company to sublicense the rights conveyed by the agreement, subject to additional payments to WSU for sublicense consideration received. Such amounts are dependent on the terms of the underlying sublicense and range from the mid-single digits to mid-teens of any non-sales based payments received, and low twenties of net sales based sublicense royalties. As of September 30, 2020, the Company has not entered into or incurred any liability from a sublicense agreement.

Grant Liability

In 2014 and 2015, the Company received $250,000 and $500,000, respectively, from LSDF under the terms of two matching grant award agreements. In connection with the agreements, LSDF retained the right to receive cash payments of 2.0 times the amounts received, or $1.5 million, upon the occurrence of specified triggering events, including:

•	receipt of license revenue, sales revenue, or consideration related to the underlying IP;
•	transfers the underlying IP without receiving consideration;
•	relocation of the Company from Washington state;
•	completion of an initial public offering;
•	a third-party acquisition of a controlling interest in the Company, and;
•	termination of the agreements.

To appropriately capture the economics of this arrangement, the grant liability is accounted for under ASC 825-10, Financial Instruments −Overall. The estimated fair value of the grant liability is reassessed at each balance sheet date, with changes in fair value reflected in other income (expense), net. To determine the estimated fair value of the grant liability, the Company used a discounted cash flow simulation methodology that assigns probabilities to the timing and likelihood of each triggering event, a discount rate based on market data for securities with similar durations and credit ratings to the Company, and the expected payment amount. The assumptions used to calculate the fair value of the grant liability are subject to significant judgment, and payment may be in an amount different from the liability that the Company estimates. However, total payments under the agreements will not exceed $1.5 million.

The estimated fair value of the grant liability was $1.0 million as of December 31, 2019. The consummation of the Company’s IPO in September 2020 was a triggering event under the terms of the grant and the liability was remeasured to the pay-off amount of $1.5 million as of September 30, 2020. The changes in the fair value of the liability resulted in expense of approximately $453,000 and $21,000 for the three months ended September 30, 2020 and 2019, respectively, and $464,000 and $51,000 for the nine months ended September 30, 2020 and 2019, respectively, which were included in other income (expense), net in the accompanying condensed consolidated statements of operations and comprehensive loss.

7.	Significant Agreements

Washington State University (“WSU”) License Agreement

In December 2011, the Company entered into an exclusive license agreement with sublicensing terms with Washington State University Research Fund (“WSURF”), which, after the dissolution of WSURF in 2013, was superseded by an amended and restated exclusive license agreement with sublicensing terms between the Company and WSU in 2015.  Under this agreement, the Company has an exclusive license to make, use, sell, and offer for sale a chemical compound that forms the underlying technology of the drug therapies being developed by the Company.

To keep in good standing, the agreement requires the Company to meet certain development milestones and pay an annual maintenance fee.  All contractual requirements have been met as of December 31, 2019.

The Company may also be obligated to pay the following if the related milestones are reached:

•	$50,000 – At initiation of the first Phase 2 clinical trial in the United States, European Union or Japan for the first licensed product.
•	$300,000 – At initiation of the first Phase 3 clinical trial in the United States, European Union or Japan for the first licensed product.
•	$600,000 – Marketing approval in the United States, European Union or Japan for the first licensed product.

As of December 31, 2019, none of these milestones had been reached.

Under the terms of the agreement, the Company will pay a royalty in the mid-single digits of net sales, with the first $100,000 of net sales being exempt from royalty payment, and annual minimum royalty payments of $25,000 beginning after the first commercial sale of a licensed product.  As of December 31, 2019, the Company had not incurred a royalty obligation under this agreement.

Additionally, the agreement allows the Company to sublicense the rights conveyed by the agreement, subject to additional payments to WSU for sublicense consideration received.  Such amounts are dependent on the terms of the underlying sublicense, and range from the mid-single digits to mid-tens of any non-sales based payments received, and low twenties of net sales based sublicense royalties.  As of December 31, 2019, the Company had not entered into or incurred any liability from a sublicense agreement.

Grant Liability

In 2014 and 2015, the Company received $250,000 and $500,000, respectively, from the Washington LSDF under the terms of two matching grant award agreements. In connection with the agreements, LSDF retained the right to receive cash payments of up to 2.0 times the amounts received, or $1.5 million, upon the occurrence of specified triggering events, including:

•	receipt of license revenue, sales revenue, or consideration related to the underlying IP;
•	transfers the underlying IP without receiving consideration;
•	relocation of the Company from Washington state;
•	completion of an initial public offering;
•	a third-party acquisition of a controlling interest in the Company, and;
•	termination of the agreements.

As of December 31, 2019, no triggering events have occurred and no payments to LSDF have been made.

To appropriately capture the economics of this arrangement, the grant liability is accounted for under ASC 825-10, Financial Instruments −Overall. The estimated fair value of the grant liability is reassessed at each balance sheet date, with changes in fair value reflected in other income (expense), net. To determine the estimated fair value of the grant liability at December 31, 2018 and 2019, the Company used a discounted cash flow simulation methodology that assigns probabilities to the timing and likelihood of each triggering event, a discount rate based on market data for securities with similar durations and credit ratings to the Company, and the expected payment amount.  The assumptions used to calculate the fair value of the grant liability are subject to significant judgment, and payment may be in an amount different from the liability that the Company estimates. However, total payments under the agreements will not exceed $1.5 million.

The estimated fair value of the grant liability was $936,000 and $1.0 million as of December 31, 2018 and 2019, respectively. The changes in the fair value of the liability resulted in losses of $164,000 and $100,000 for the years ended December 31, 2018 and 2019, respectively, which were included in other income (expense), net in the accompanying statements of operations and comprehensive loss.